REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of the Pzena Funds and the Board of Trustees of Advisors Series Trust:

In planning and performing our audits of the ﬁnancial statements of Pzena Funds, comprising Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena Small Cap Value Fund, Pzena International Small Cap Value Fund, and Pzena International Value Fund (the “Funds”), each a portfolio of the series constituting Advisors Series Trust, as of and for the year ended February 28, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over ﬁnancial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the ﬁnancial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the eﬀectiveness of the Funds’ internal control over ﬁnancial reporting.
Accordingly, we express no such opinion.

The management of the Funds are responsible for establishing and maintaining eﬀective internal control over ﬁnancial reporting. In fulﬁlling this responsibility, estimates and judgments by management are required to assess the expected beneﬁts and related costs of controls. A fund’s internal control over ﬁnancial reporting is a process designed to provide reasonable assurance regarding the reliability of ﬁnancial reporting and the preparation of ﬁnancial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over ﬁnancial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reﬂect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of ﬁnancial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material eﬀect on the ﬁnancial statements.

Because of its inherent limitations, internal control over ﬁnancial reporting may not prevent or detect misstatements. Also, projections of any evaluation of eﬀectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deﬁciency in internal control over ﬁnancial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deﬁciency, or a combination of deﬁciencies, in internal control over ﬁnancial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim ﬁnancial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over ﬁnancial reporting was for the limited purpose described in the ﬁrst paragraph and would not necessarily disclose all deﬁciencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deﬁciencies in the Funds’ internal control over ﬁnancial reporting and their operation, including controls for safeguarding securities, that we consider to be a material weakness, as deﬁned above, as of February 28, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of the Advisors Series Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these speciﬁed parties.

/s/ Deloitte & Touche LLP

Milwaukee, Wisconsin
April 29, 2026